Membership Interests (Narrative) (Details) - USD ($) $ in Millions							6 Months Ended		12 Months Ended
	Jul. 30, 2019	Jul. 29, 2019	May 15, 2019	Apr. 30, 2019	Feb. 19, 2019	Nov. 27, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Feb. 20, 2019
Subsequent Event [Line Items]
Cash restricted for distribution under the capital structure restriction							$ 612
Regulatory capitalization ratio, debt						57.50%	57.50%		60.00%
Regulatory capitalization ratio, equity						42.50%	42.50%		40.00%
Current regulatory capitalization ratio, debt							55.00%		57.30%
Current regulatory capitalization ratio, equity							45.00%		42.70%
Members contribution				$ 70			$ 1,470	$ 144	$ 284
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash restricted for distribution under the capital structure restriction										$ 71
Members contribution		$ 70			$ 70
Contingent equity distribution	$ 71
Sempra Texas Holdings [Member]
Subsequent Event [Line Items]
Members contribution			$ 1,330